9. Stockholders' Equity (Details - Warrants) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Warrants outstanding, beginning balance	15,912,210	22,227,876	18,905,865
Warrants granted		3,520,000	4,480,000
Warrants exercised		(9,835,666)	(1,157,989)
Warrants forfeited		0	0
Warrants outstanding, ending balance		15,912,210	22,227,876
Warrants Exercisable, ending balance		15,912,210
Weighted Average Exercise Price
Warrants granted		$ .25	$ .25
Minimum [Member]
Weighted Average Exercise Price
Warrants outstanding, beginning balance	$ 0.25	0.25	0.43
Warrants exercised		0.25	0.50
Warrants outstanding, ending balance		0.25	0.25
Maximum [Member]
Weighted Average Exercise Price
Warrants outstanding, beginning balance	$ 3.00	3.00	1.00
Warrants exercised		0.75	0.75
Warrants outstanding, ending balance		$ 3.00	$ 3.00
Warrants [Member]
Number of Warrants
Warrants outstanding, beginning balance	15,912,210
Warrants granted	0
Warrants exercised	(998,079)
Warrants exercised, repriced	(14,692,500)
Warrants forfeited	(221,631)
Warrants outstanding, ending balance	0	15,912,210
Weighted Average Exercise Price
Warrants outstanding, beginning balance	$ 0.76
Warrants granted	0.00
Warrants exercised	0.75
Warrants exercised, repriced	$ 0.00
Warrants outstanding, ending balance		$ 0.76